16. Employee Benefit Plan (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Retirement Benefits [Abstract]
Company contributions to 401(k) plan	$ 281,000	$ 196,000